Employee Defined Benefit Obligations - Summary of Reconciliation for Net Defined Benefit (Asset) Liability (Details) - Pension defined benefit plans - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	$ 25.8	$ 26.4
Administrative and marketing expenses
Interest expense (income)	0.3	0.1
Administrative expenses paid by the Plans	1.6	1.0
Net defined benefit liability asset included in profit or loss	1.9	1.1
Other comprehensive loss (income)
Adjustments on the plan assets, excluding interest income	127.0	11.1
Actuarial (gains) losses arising from:
Changes in demographic assumptions	(0.3)	5.0
Changes in financial assumptions	(192.7)	0.5
Experience adjustments	16.3	(1.8)
Remeasurement (gain) loss, before tax	(49.7)	14.8
Effect of movement in exchange rates	(0.8)	(0.3)
Net defined benefit liability asset included in other comprehensive income	(50.5)	14.5
Other
Benefits paid	0.0	0.0
Contributions by employer	(17.6)	(16.2)
Other net defined benefit liability asset	(17.6)	(16.2)
Balance, end of the year	(40.4)	25.8
Defined benefit obligation
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	586.1	601.6
Administrative and marketing expenses
Interest expense (income)	9.8	6.8
Administrative expenses paid by the Plans	0.0	0.0
Net defined benefit liability asset included in profit or loss	9.8	6.8
Other comprehensive loss (income)
Adjustments on the plan assets, excluding interest income	0.0	0.0
Actuarial (gains) losses arising from:
Changes in demographic assumptions	(0.3)	5.0
Changes in financial assumptions	(192.7)	0.5
Experience adjustments	16.3	(1.8)
Remeasurement (gain) loss, before tax	(176.7)	3.7
Effect of movement in exchange rates	(22.7)	(10.4)
Net defined benefit liability asset included in other comprehensive income	(199.4)	(6.7)
Other
Benefits paid	(14.0)	(15.6)
Contributions by employer	0.0	0.0
Other net defined benefit liability asset	(14.0)	(15.6)
Balance, end of the year	382.5	586.1
Fair value of plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Balance, beginning of the year	560.3	575.2
Administrative and marketing expenses
Interest expense (income)	9.5	6.7
Administrative expenses paid by the Plans	(1.6)	(1.0)
Net defined benefit liability asset included in profit or loss	7.9	5.7
Other comprehensive loss (income)
Adjustments on the plan assets, excluding interest income	(127.0)	(11.1)
Actuarial (gains) losses arising from:
Changes in demographic assumptions	0.0	0.0
Changes in financial assumptions	0.0	0.0
Experience adjustments	0.0	0.0
Remeasurement (gain) loss, before tax	(127.0)	(11.1)
Effect of movement in exchange rates	(21.9)	(10.1)
Net defined benefit liability asset included in other comprehensive income	(148.9)	(21.2)
Other
Benefits paid	(14.0)	(15.6)
Contributions by employer	17.6	16.2
Other net defined benefit liability asset	3.6	0.6
Balance, end of the year	$ 422.9	$ 560.3